Segments - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	$ 57,350	$ 55,179	$ 57,714
Business Segments
Revenue
Revenue	56,946	54,691	56,336
Other
Revenue
Other - divested businesses	70	101	1,010
Other revenue	$ 335	$ 387	$ 368